Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents (Note 9)	$ 14,727	$ 14,132
Accounts receivable less allowances of $13,244 (2014 - $14,728)	106,262	124,607
Inventories	6,314	6,168
Current deferred income taxes (Note 11)		15,414
Prepaid income taxes	10,653	2,787
Prepaid expenses	12,852	11,456
Total current assets	150,808	174,564
Investments of deferred compensation plans held in trust (Notes 14 and 16)	49,481	49,147
Properties and equipment, at cost, less accumulated depreciation (Note 12)	117,370	105,336
Identifiable intangible assets less accumulated amortization of $32,866 (2014 - $32,772) (Note 6)	55,111	56,027
Goodwill	472,322	466,722
Other assets	7,233	8,136
Total Assets	852,325	859,932
Current liabilities
Accounts payable	43,695	46,849
Current portion of long-term debt (Note 3)	7,500	6,250
Income taxes (Note 11)		5,818
Accrued insurance	43,972	40,814
Accrued compensation	52,817	50,718
Accrued legal	1,233	753
Other current liabilities	22,119	24,352
Total current liabilities	171,336	175,554
Deferred income taxes (Note 11)	21,041	29,945
Long-term debt (Note 3)	83,750	141,250
Deferred compensation liabilities (Note 14)	49,467	48,684
Other liabilities	13,478	13,143
Total Liabilities	$ 339,072	$ 408,576
Commitments and contingencies (Notes 13 and 18)
STOCKHOLDERS' EQUITY
Capital stock - authorized 80,000,000 shares $1 par; issued 33,985,316 shares (2014 - 33,337,297 shares)	$ 33,985	$ 33,337
Paid-in capital	603,006	538,845
Retained earnings	865,845	771,176
Treasury stock - 17,187,540 shares (2014 - 16,446,572 shares), at cost	(991,978)	(894,285)
Deferred compensation payable in Company stock (Note 14)	2,395	2,283
Total Stockholders' Equity	513,253	451,356
Total Liabilities and Stockholders' Equity	$ 852,325	$ 859,932